Investment in equity accounted investees	12 Months Ended
Mar. 31, 2026
Share of profit (loss) of associates and joint ventures accounted for using equity method [abstract]
Investment in equity accounted investees
14.
Investment in equity accounted investees

Details of Investment in equity accounted investees:

	As of March 31,
	2026		2025
Investment in unquoted equity shares
Equity shares held in Kunshan Rotam Reddy Pharmaceutical Company Limited, China	Rs.	5,263	Rs.	4,428
Equity shares held in DRES Energy Private Limited, India		57		58
Equity shares held in O2 Renewable Energy IX Private Limited, India		167		136
Equity shares held in Clean Renewable Energy KK2A Private Limited, India		14		17
	Rs.	5,501	Rs.	4,639
Investment in compulsory convertible debentures
Compulsory convertible debentures in O2 Renewable Energy IX Private Limited, India	Rs.	172	Rs.	172
	Rs.	172	Rs.	172
Total Investment in equity accounted investees	Rs.	5,673	Rs.	4,811

Details of the Company’s investment in Kunshan Rotam Reddy Pharmaceuticals Company Limited:

Kunshan Rotam Reddy Pharmaceuticals Company Limited (“Reddy Kunshan”) is engaged in manufacturing and marketing of finished dosages in China. The Company’s interest in Reddy Kunshan was 51.3% as of March 31, 2026 and 2025. Five directors of the Company are on the board of Reddy Kunshan, which consists of ten directors. Under the terms of the joint venture agreement, all major decisions with respect to operating activities, significant financing and other activities are taken by the approval of at least seven of the ten directors of Reddy Kunshan’s board. As the Company does not control Reddy Kunshan’s board and the other partners have significant participation rights, the Company’s interest in Reddy Kunshan has been accounted for under the equity method of accounting.

Summary financial information of Reddy Kunshan, as translated into the reporting currency of the Company and not adjusted for the percentage ownership held by the Company, is as follows:

	As of/for the Year Ended March 31,
	2026		2025		2024
Ownership		51.3%		51.3%		51.3%
Current assets	Rs.	7,794	Rs.	6,551	Rs.	6,447
Non-current assets		5,448		4,514		3,799
Total assets	Rs.	13,242	Rs.	11,065	Rs.	10,246
Equity	Rs.	9,942	Rs.	8,273	Rs.	7,692
Liabilities		3,301		2,792		2,554
Total equity and liabilities	Rs.	13,242	Rs.	11,065	Rs.	10,246
Revenues	Rs.	8,339	Rs.	9,317	Rs.	9,688
Expenses		8,031		8,892		9,396
Profit for the year	Rs.	308	Rs.	425	Rs.	292
Company’s share of profits for the year	Rs.	158	Rs.	218	Rs.	150
Carrying value of the Company’s investment (1)	Rs.	5,263	Rs.	4,428	Rs.	4,130
Translation adjustment arising out of translation of foreign currency balances	Rs.	1,229	Rs.	552	Rs.	472
(1)	Includes Rs.181 representing the goodwill on acquisition of investment.

Details of the Company’s investment in DRES Energy Private Limited:

	As of/for the Year Ended March 31,
	2026		2025		2024
Carrying value of the Company’s investment	Rs.	57	Rs.	58	Rs.	55
Company’s share of profit/(loss) for the year		(1)		3		(2)

Details of the Company’s investment in O2 Renewable Energy IX Private Limited:

	As of/for the Year Ended March 31,
	2026		2025			2024
Carrying value of the Company’s investment	Rs.	339	Rs.	308		Rs.	11
Company’s share of loss for the year		(20)		-	*		(1)

*
Rounded to the nearest million

Details of the Company’s investment in Clean Renewable Energy KK2A Private Limited:

	As of/for the Year Ended March 31,
	2026		2025		2024
Carrying value of the Company’s investment	Rs.	14	Rs.	17	Rs.	-
Company’s share of loss for the year		(3)		(4)		-